Segment information - Summary of Reconciliation of Income to CCS Earnings (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income/(loss) attributable to Shell plc shareholders		$ 3,134	$ 8,709	$ 18,040	$ 11,843	$ 25,156
Income/(loss) attributable to non-controlling interest		20	64	198	83	401
Income/(loss) for the period	[1]	3,154	8,772	18,238	11,926	25,557
CCS earnings
Current cost of supplies adjustment:
Purchases		383	647	(1,929)	1,030	(4,723)
Taxation		(96)	(171)	496	(267)	1,178
Share of profit/(loss) of joint ventures and associates		47	13	(46)	60	(114)
Current cost of supplies adjustment		334	489	(1,479)	823	(3,659)
Of which:
Attributable to Shell plc shareholders		326	481	(1,363)	807	(3,453)
Attributable to non-controlling interest		8	8	(116)	16	(205)
CCS earnings		3,488	9,262	16,759	12,749	21,899
of which:
CCS earnings attributable to Shell plc shareholders		3,460	9,190	16,677	12,650	21,703
CCS earnings attributable to non-controlling interest		$ 27	$ 72	$ 82	$ 99	$ 196

[1]	See Note 2 “Segment information”.